Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 693.1
Statement of Cash Flows, Proceeds	432.3
Statement of Cash Flows, Repayments or Payments	(346.1)
Non-cash Changes, Foreign Exchange	7.8
Non-cash Changes, Other	85.2
Ending balance	872.3
Finance lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10.4
Statement of Cash Flows, Repayments or Payments	(14.8)
Non-cash Changes, Foreign Exchange	1.4
Non-cash Changes, Other	22.5
Ending balance	19.5
Dividends to shareholders [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14.3
Statement of Cash Flows, Repayments or Payments	(61.3)
Non-cash Changes, Other	62.4
Ending balance	15.4
Revolving credit facilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	209.9
Statement of Cash Flows, Proceeds	432.3
Statement of Cash Flows, Repayments or Payments	(120.0)
Non-cash Changes, Foreign Exchange	6.4
Ending balance	528.6
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	458.5
Statement of Cash Flows, Repayments or Payments	(150.0)
Non-cash Changes, Other	0.3
Ending balance	$ 308.8